Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2021
Nature of Operations [Abstract]
Nature of Operations and Going Concern

1.	NATURE OF OPERATIONS AND GOING CONCERN
Mountain Province Diamonds Inc. (“Mountain Province” and together with its subsidiaries collectively, the “Company”) was incorporated on December 2, 1986 under the British Columbia Company Act. The Company amended its articles and continued incorporation under the Ontario Business Corporations Act effective May 8, 2006. The Company holds a 49% interest in the operating Gahcho Kué Project (“Gahcho Kué Diamond Mine” or “GK Mine” or “GK Project”) in Canada’s Northwest Territories. The Company also owns 100% of the mineral rights of the Kennady North Project (“KNP”).
The address of the Company’s registered office and its principal place of business is 161 Bay Street, Suite 1410, Toronto, ON, Canada, M5J 2S1. The Company’s shares are listed on the Toronto Stock Exchange (“TSX”) under the symbol ‘MPVD’. During the year ended December 31, 2020, the Company voluntarily delisted its common shares from the NASDAQ.
These consolidated financial statements have been prepared using the going concern basis of preparation which assumes that the Company will realize its assets and settle its liabilities in the normal course of business.
As of December 31, 2021, the Company faces various liquidity challenges as a result of liabilities with maturity dates through December 2022
,
short-term financial liquidity needs to fund GK operations and the uncertainty of future cash flows from the GK operations, specifically related to the diamond pricing environment (due to fluctuations in the price per carat over the last 2 years) and also as a result of any future impacts of COVID-19.
 The liabilities with approaching maturity dates in fiscal 2022 include the revolving credit facility
(“RCF”)
with Dunebridge Worldwide Ltd. (“Dunebridge”) (Note 10 and 16) which matures on March 31, 2022 and the Senior Secured
Notes
 which mature on December 15, 2022 with a principal amount outstanding of $379,034. The Company does not currently have
sufficient cash flows
expected
from operations available to discharge the Senior Secured Notes amount when
they come due. The Company will need to obtain additional financing in the future and/or seek to renegotiate with the holders of the Senior Secured Notes to extend the maturity dates or amend the underlying payment terms. However, there is no guarantee that such financing will be available, or at terms acceptable to the Company, or that holders of the Senior Secured Notes would be willing to renegotiate the amounts in a manner necessary to enable the Company to satisfy its obligations.
O
n March 28, 2022, the Company executed a US$50 million credit facility with Dunebridge, which will be secured on a subordinated basis to the Company’s existing debt, together with the issuance of warrants to purchase an aggregate o
f
41,000,000
common shares of the
Corporation. This credit facility will
assist in providing additional cash flows for funding operational and other costs as well as repay any portion drawn on the Dunebridge RCF on maturity.
The above conditions related to the Company’s revolving credit facility, Senior Secured Notes, and short-term and long-term operational financing needs represent material uncertainties that result in substantial doubt as to the Company’s ability to continue as a going concern. These consolidated financial statements do not include the adjustments to the amounts and classification of assets and liabilities that would be necessary should the Company be unable to continue as a going concern. These adjustments may be material.

Failure to meet the obligations for cash calls to fund the Company’s share of expenditures at the GK Mine may lead to De Beers Canada Inc. enforcing its remedies under the JV Agreement, which could result in, amongst other things the dilution of Mountain Province’s interest in the GK Mine, and at certain dilution levels trigger cross-default clauses within the Senior Notes.
Authorization of Financial Statements
These consolidated financial statements were approved by the Board of Directors on March 2
8
, 2022.